Commitments and Contingencies (Details) - USD ($)			12 Months Ended
	May 11, 2023	Aug. 06, 2021	Dec. 31, 2023	Dec. 31, 2022
Employee Arrangements and Other Compensation
Severance benefits payable			$ 800,000
Purchase Commitments
Purchase commitments			900,000
Accrued Liabilities [Member]
Employee Arrangements and Other Compensation
Accrued performance bonuses			15,000	$ 300,000
Cowen and Company
Litigation
Agreed settlement amount	$ 1,350,000
Service fees sought		$ 1,350,000
Litigation settlement, interest percent	9.00%
Litigation settlement, attorney fees to be paid after six months	$ 200,000
Litigation settlement, accrual for attorney fees			200,000
Litigation settlement, attorney fees payable	675,000
Payment for legal judgment			1,350,000
Litigation settlement, attorney fees to be paid after twelve months	200,000
Litigation settlement, attorney fees to be paid up front	$ 275,000
Litigation settlement first installment amount paid			$ 275,000